VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (Reserve for Bad Debts and Allowances [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reserve for Bad Debts and Allowances [Member]
Balance	$ 955	$ 1,319	$ 1,284
Charged to costs and expenses	1,300	232	140
Charged to other accounts
Deductions	268	596	105
Balance	$ 1,987	$ 955	$ 1,319